Share-based payments - Share-based compensation expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation expenses recognized
Share-based compensation expense - Total	¥ 14,497	¥ 13,361	¥ 25,409
Share-based compensation expense - Value of employee's services	12,117	13,176	22,618
Share-based compensation expense - Value of non-employee's services	2,380	185	2,791
Cost of revenue
Share-based compensation expenses recognized
Share-based compensation expense - Total	3,233		935
Research and development expenses
Share-based compensation expenses recognized
Share-based compensation expense - Total	2,975		5,185
Selling and marketing expenses
Share-based compensation expenses recognized
Share-based compensation expense - Total	1,938	1,002	2,854
General and administrative expenses
Share-based compensation expenses recognized
Share-based compensation expense - Total	¥ 6,351	¥ 12,359	¥ 16,435